Offerings	Sep. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock underlying the Representative Warrants
Amount Registered | shares	39,375
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 157,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21.75
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated pursuant to Rule 457(g).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock underlying the Representative Warrants
Amount Registered | shares	262,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 1,050,000.00
Amount of Registration Fee	$ 145.01
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.22
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a). Includes 562,500 shares of common stock which may be issued upon exercise of a 30-day option granted to the underwriters to cover over-allotments, if any. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 40,000.00
Amount of Registration Fee	$ 5.52
Offering Note	This Registration Statement also covers the resale by selling stockholders of the Registrant of up to 10,000 shares of common stock previously issued to the selling stockholders. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative Warrants
Amount Registered | shares	301,875
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated pursuant to Rule 457(g).